NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 24, 2019

TO THE PROSPECTUS DATED JULY 31, 2018

The liquidation of Nuveen Inflation Protected Municipal Bond Fund is complete. Any references to Nuveen Inflation Protected Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-IPMP-0619P

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED JUNE 24, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2018

The liquidation of Nuveen Inflation Protected Municipal Bond Fund is complete. Any references to Nuveen Inflation Protected Municipal Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IPMSAI-0619P